Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time, Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the three months ended March 31, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities under the common ultimate control of Mr. Graeme Hart:

•	Rank Group Limited (“Rank Group”);

•	Autoparts Holdings Limited (“Autoparts Holdings”) the parent of FRAM Group; and

•	Reynolds Group Holdings Limited.

	Transaction values		Balance outstanding as of
In millions	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012	March 31, 2013	December 31, 2012
Related Party Receivables
Autoparts Holdings
Recharges of services (a)	$4.1	$2.5	$4.3	$2.7
Joint services agreement (b)	1.5	1.3	1.5	0.6
Sale of goods (c)	19.6	6.0	19.5	17.3
Purchase of goods (c)	(0.4)	(0.1)	(0.6)	(0.7)

Related Party Payables
Rank Group
Recharges for professional services (d)	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.2	—	0.3	—
Autoparts Holdings
Purchase of goods (c)	0.6	0.2	0.3	0.7

(a)	During the three months ended March 31, 2013 and 2012, Holdings incurred total costs of $8.9 million and $5.7 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs mainly professional fees for various cost saving projects and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs. The amounts of the recharges of services in the table are for FRAM Group’s share of these costs. The amounts are to be repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2012 for an additional one year period. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are to be repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in net sales on the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 10%.

During the three months ended March 31, 2013 and 2012, Champion purchased from FRAM Group certain materials and component parts used in the manufacturing of products by Champion for FRAM Group.

As of March 31, 2013, Holdings had a net payable to FRAM Group related to ongoing operations with FRAM Group for activity during the three months ended March 31, 2013. These amounts are to be repaid in the normal course of business.

(d)	During the three months ended March 31, 2012, Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts are to be repaid in the normal course of business.
(e)	During the three months ended March 31, 2013 and 2012, a subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are to be repaid in the normal course of business.